UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22142

Oppenheimer Rochester Intermediate Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS June 30, 2015 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—80.5%
Alabama—1.0%
$50,000	AL Agriculture & Mechanical University[1]	5.000%	11/01/2024	05/01/2017	A	$50,858
15,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2023	07/31/2015	A	15,135
100,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	07/31/2015	A	100,901
240,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	07/31/2015	A	242,402
235,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2022	07/31/2015	A	237,352
200,000	Montgomery, AL Medical Clinic Board (Jackson Hospital & Clinic)[1]	5.250	03/01/2031	03/01/2016	A	202,680
						849,328

Arizona—3.7%
50,000	AZ Health Facilities Authority (Banner Health System)[1]	5.000	01/01/2022	01/01/2017	A	53,006
1,000,000	Glendale, AZ Transportation Excise Tax[1]	5.000	07/01/2029	07/01/2025	A	1,140,170
250,000	Greater AZ Devel. Authority (Santa Cruz County Jail)[1]	5.250	08/01/2031	08/01/2018	A	273,430
300,000	Maricopa County, AZ Elementary School District No. 8 (Osborn)[1]	6.000	07/01/2024	07/01/2016	A	321,288
395,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.500	05/01/2019	12/02/2017	B	446,536
250,000	Northern Arizona University[1]	5.000	06/01/2032	06/01/2025	A	280,970
265,000	Phoenix, AZ IDA (Capitol Mall)[1]	5.000	09/15/2025	09/15/2015	A	267,642
490,000	Queen Creek, AZ Improvement District No. 1[1]	5.000	01/01/2018	01/01/2016	A	500,231
						3,283,273

Arkansas—0.3%
100,000	Pulaski County, AR Special School District	5.000	02/01/2032	08/01/2015	A	100,342
100,000	Pulaski, AR Technical College (Student Tuition & Fee)[1]	5.000	09/01/2034	07/31/2015	A	100,013
55,000	University of Arkansas (Fayetteville)	5.250	11/01/2017	07/31/2015	A	55,230
						255,585

California—16.4%
10,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019	A	11,262
25,000	Bay Area, CA Toll Authority (San Francisco Bay Area)[1]	5.000	04/01/2022	04/01/2016	A	25,885
1,000,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2028	09/01/2023	A	1,050,780
20,000	CA Dept. of Transportation COP	5.250	03/01/2016	07/31/2015	A	20,085
420,000	CA Educational Facilities Authority (Chapman University)[1]	5.000	04/01/2025	04/01/2021	A	478,157
75,000	CA GO1	5.000	09/01/2019	09/01/2016	A	79,129
410,000	CA GO1	6.500	04/01/2033	04/01/2019	A	487,998
5,000	CA GO1	6.000	08/01/2020	08/01/2015	A	5,025
500,000	CA Health Facilities Financing Authority (CHCW)[1]	5.250	03/01/2024	03/01/2016	A	515,460

1  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$500,000	CA Health Facilities Financing Authority (Children’s Hospital)[1]	5.000%	11/01/2024	11/01/2021	A	$561,225
125,000	CA Public Works (California Community Colleges)	5.500	06/01/2022	07/31/2015	A	125,549
50,000	CA Public Works (California State University)	5.500	09/01/2015	07/31/2015	A	50,220
250,000	CA Public Works (Dept. of General Services)	5.250	12/01/2019	07/31/2015	A	251,005
50,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2019	07/31/2015	A	50,602
10,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	07/31/2015	A	10,045
25,000	Central CA Unified School District COP[1]	5.000	08/01/2022	08/01/2017	A	27,060
100,000	Cerritos, CA Public Financing Authority[1]	5.000	11/01/2018	11/01/2017	A	109,794
100,000	Compton, CA Community College District	5.000	07/01/2019	07/01/2019		112,017
100,000	Compton, CA Community College District	5.000	07/01/2018	07/01/2018		109,744
100,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.625	11/01/2025	05/01/2021	A	122,839
500,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2024	09/01/2022	A	569,585
50,000	La Mesa, CA Fire, Police & Emergency Services	5.000	08/01/2025	08/01/2015	A	50,198
500,000	Lancaster, CA Redevel. Agency[1]	5.500	12/01/2028	12/01/2020	A	574,590
50,000	Lancaster, CA Redevel. Agency Tax Allocation (Sheriffs Facility)	5.250	12/01/2016	07/31/2015	A	50,180
500,000	Lodi, CA Public Financing Authority	5.250	10/01/2026	04/01/2022	A	558,320
25,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	07/31/2015	A	25,104
250,000	Madera, CA Irrigation Financing Authority[1]	5.750	01/01/2026	01/01/2020	A	287,155
100,000	Monrovia, CA Redevel. Agency Tax Allocation (Central Redevel. Project Area No. 1)[1]	6.500	05/01/2026	05/01/2021	A	121,433
190,000	Palm Desert, CA Financing Authority	5.000	04/01/2019	10/01/2015	A	191,035
495,000	Redwood City, CA Special Tax	5.000	09/01/2026	09/01/2022	A	537,768
500,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022	A	539,380
250,000	Riverside County, CA Public Financing Authority[1]	5.000	05/01/2026	05/01/2022	A	280,910
250,000	Riverside County, CA Public Financing Authority[1]	5.000	05/01/2025	05/01/2022	A	283,057
70,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel.)[1]	5.000	10/01/2021	10/01/2016	A	72,409
100,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel.)[1]	5.000	10/01/2022	10/01/2016	A	103,145

2  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$100,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	5.750%	10/01/2020	10/01/2020		$115,208
400,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Assessment District)	5.250	09/02/2026	09/02/2015	A	413,064
105,000	Riverside, CA Unified School District[1]	5.000	09/01/2024	09/01/2016	A	109,624
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		163,470
45,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		50,204
350,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		404,996
200,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		223,128
245,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		279,099
520,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2024	09/01/2023	A	570,196
250,000	San Diego, CA Public Facilities Financing Authority	5.000	08/01/2028	08/01/2022	A	288,043
200,000	San Diego, CA Public Facilities Financing Authority (Ballpark)[1]	5.250	02/15/2021	02/15/2017	A	213,486
1,010,000	San Gorgonio, CA Memorial Health Care District	5.000	08/01/2025	08/01/2020	A	1,133,159
25,000	San Juan, CA Unified School District[1]	5.000	08/01/2020	08/01/2015	A	25,105
200,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2019	12/01/2015	A	204,098
520,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2022	11/15/2022		584,490
500,000	South Gate, CA Utility Authority	5.250	10/01/2026	10/01/2022	A	574,220
100,000	Vallejo City, CA Unified School District	5.000	08/01/2027	08/01/2015	A	100,319
250,000	Vernon, CA Electric System[1]	5.125	08/01/2021	09/06/2018	A	276,370
100,000	Westlands, CA Water District	5.000	09/01/2027	09/01/2022	A	113,988
100,000	Westlands, CA Water District	5.000	09/01/2026	09/01/2022	A	115,061
						14,405,478

Colorado—0.9%
250,000	CO E-470 Public Highway Authority[1]	5.500	09/01/2024	09/01/2015	A	252,207
500,000	Plaza, CO Metropolitan District No. 1	5.000	12/01/2022	12/01/2022		526,485
						778,692

District of Columbia—0.5%
100,000	District of Columbia Ballpark[1]	5.000	02/01/2022	02/01/2016	A	102,316
300,000	District of Columbia Student Dorm (Provident Group-Howard Properties)	5.000	10/01/2030	10/01/2022	A	307,833
						410,149

Florida—4.3%
10,000	FL Dept. of General Services (Florida Dept. of Management Services)	5.000	09/01/2028	07/31/2015	A	10,037
865,000	FL HEFFA (Bethune-Cookman University)[1]	5.375	07/01/2032	07/01/2020	A	964,034

3  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$20,000	FL Municipal Loan Council[1]	5.000%	11/01/2031	07/31/2015	A	$20,028
65,000	FL Municipal Loan Council[1]	5.250	11/01/2018	07/31/2015	A	65,191
10,000	FL Municipal Loan Council	5.250	05/01/2019	07/31/2015	A	10,036
25,000	FL Turnpike Authority (Dept. of Transportation)[1]	5.000	07/01/2026	07/31/2015	A	25,349
250,000	Halifax, FL Hospital Medical Center[1]	5.000	06/01/2035	06/01/2025	A	267,862
55,000	Hollywood, FL Community Redevel. Agency (Beach)[1]	5.625	03/01/2024	07/31/2015	A	55,142
5,000	Jea, FL St. John’s River Power Park System	5.000	10/01/2021	07/31/2015	A	5,020
40,000	Miami Beach, FL Water & Sewer[1]	5.000	09/01/2030	07/31/2015	A	41,225
75,000	Miami Beach, FL Water & Sewer[1]	5.500	09/01/2027	07/31/2015	A	77,577
90,000	Miami-Dade County, FL Solid Waste	5.000	10/01/2020	07/31/2015	A	90,358
10,000	Miami-Dade County, FL Solid Waste	5.500	10/01/2017	07/31/2015	A	10,044
40,000	Miami-Dade County, FL Solid Waste	4.750	10/01/2018	07/31/2015	A	40,150
370,000	Mirabella, FL Community Devel. District	6.000	11/01/2026	09/03/2021	A	409,731
25,000	Orange County, FL Tourist Devel. Tax Revenue[1]	5.000	10/01/2020	10/01/2015	A	25,301
500,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000	04/01/2023	04/01/2022	A	553,375
175,000	Pinellas County, FL Sewer	5.000	10/01/2032	07/31/2015	A	175,621
350,000	Seminole County, FL Water & Sewer[1]	5.000	10/01/2018	10/01/2015	A	354,214
500,000	Tampa, FL Health System (Baycare Health System)	5.000	11/15/2026	05/15/2022	A	571,030
						3,771,325

Georgia—2.1%
10,000	Athens, GA Area Facilities Corp. COP (Georgia Dept. of Labor)[1]	5.000	06/15/2037	06/15/2016	A	10,198
50,000	Atlanta, GA HDC (Bedford Tower)	6.350	01/01/2023	07/30/2015	A	50,605
180,000	GA HEFA (USG Real Estate Foundation)	6.000	06/15/2034	06/15/2018	A	205,954
885,000	GA HEFA (USG Real Estate Foundation)[1]	6.000	06/15/2034	06/15/2018	A	1,012,608
25,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2018	07/31/2015	A	25,097
500,000	Randolph County, GA GO	5.000	04/01/2030	04/01/2022	A	536,645
						1,841,107

Illinois—8.4%
720,000	Berwyn, IL GO1	5.000	12/01/2028	12/01/2018	A	777,211
100,000	Chicago, IL Board of Education	5.000	12/01/2021	07/31/2015	A	100,397
715,000	Chicago, IL Board of Education[1]	5.000	12/01/2022	12/01/2017	A	735,184
500,000	Chicago, IL GO	5.000	01/01/2019	07/31/2015	A	501,295
100,000	Chicago, IL GO	5.000	01/01/2035	07/31/2015	A	100,024
250,000	Chicago, IL GO1	5.000	01/01/2023	01/01/2016	A	255,475
20,000	Chicago, IL GO	5.000	01/01/2034	07/31/2015	A	20,005
250,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2026	01/01/2016	A	255,725
80,000	Chicago, IL State University (Auxiliary Facilities System)	5.000	12/01/2018	07/31/2015	A	80,375

4  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$500,000	Cook County, IL Community College District #508 (City Colleges Chicago)	5.250%	12/01/2026	12/01/2023	A	$572,200
350,000	Cook County, IL GO1	5.250	11/15/2033	11/15/2020	A	372,067
175,000	Franklin Park, IL GO1	6.250	07/01/2030	07/01/2021	A	210,504
135,000	IL COP[2]	5.800	07/01/2017	07/31/2015	A	135,259
1,000,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.800	06/01/2030	07/31/2015	A	1,015,120
150,000	IL Finance Authority (ABHS/ABMC/AVM/AVT/ABSJ Obligated Group)[1]	5.250	01/01/2022	04/14/2018	A	164,054
150,000	IL Finance Authority (OSF Healthcare System)[1]	7.000	11/15/2029	05/15/2019	A	176,618
1,000,000	IL Finance Authority (Provena Health)[1]	7.750	08/15/2034	08/15/2019	A	1,211,070
50,000	IL Finance Authority (RUMC/RNSMC/RCMC Obligated Group)[1]	5.250	11/01/2035	11/01/2018	A	56,592
225,000	IL GO	5.000	06/01/2020	07/31/2015	A	225,799
25,000	IL GO	5.000	06/01/2027	07/31/2015	A	25,089
250,000	IL GO	5.000	08/01/2023	08/01/2023		270,170
50,000	Kane McHenry Cook & De Kalb Counties, IL Unit School District No. 300[1]	5.000	12/01/2020	12/01/2015	A	50,950
35,000	Northern IL Municipal Power Agency (Prarie Street)[1]	5.000	01/01/2019	01/01/2018	A	37,962
						7,349,145

Indiana—0.6%
500,000	Hammond, IN Local Public Improvement District	3.250	05/01/2016	10/31/2015	A	499,990

Kentucky—0.4%
215,000	KY EDFA (Ashland Hospital)[1]	6.125	02/01/2038	02/01/2018	A	233,380
100,000	KY EDFA (Ashland Hospital)[1]	6.000	02/01/2033	02/01/2018	A	108,553
						341,933

Louisiana—1.3%
1,000,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)[1]	5.250	01/01/2028	01/01/2020	A	1,122,890

Maine—0.0%
5,000	ME H&HEFA (BH / FMemH / GINNE / MHosp / MDIH / RCHC / SJH / SMRMC / UNE / AMCtr Obligated Group)	5.250	07/01/2021	07/27/2015	A	5,021
5,000	ME H&HEFA, Series A	5.000	07/01/2019	07/31/2015	A	5,020
						10,041

Maryland—1.0%
610,000	Baltimore, MD Convention Center	5.000	09/01/2019	07/31/2015	A	612,324

5  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Maryland (Continued)
$250,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.125%	09/01/2030	03/01/2021	A	$266,543
						878,867

Massachusetts—1.8%
250,000	MA Devel. Finance Agency (Avon Association)[1]	5.000	04/01/2018	04/01/2018		268,280
250,000	MA Devel. Finance Agency (Partners Healthcare System)[1]	5.000	07/01/2031	07/01/2021	A	280,050
1,000,000	MA H&EFA (UMass Memorial Health Care/UMass Memorial Medical Center Obligated Group)[1]	5.000	07/01/2033	07/31/2015	A	1,002,620
60,000	MA H&EFA (UMass Memorial Health Care/UMass Memorial Medical Center Obligated Group)[1]	5.000	07/01/2028	07/31/2015	A	60,165
						1,611,115

Michigan—4.9%
100,000	Charyl Stockwell Academy, MI Public School Academy	4.875	10/01/2023	06/29/2020	B	99,189
500,000	Detroit, MI Sewer Disposal System[1]	5.250	07/01/2023	07/01/2017	A	524,525
550,000	Detroit, MI Sewer Disposal System[1]	7.500	07/01/2033	07/01/2019	A	657,377
330,000	Detroit, MI Water Supply System[1]	6.500	07/01/2015	07/01/2015		330,056
150,000	Detroit, MI Water Supply System[1]	5.000	07/01/2034	07/31/2015	A	150,486
15,000	Ecorse Creek, MI Public School District[1]	5.000	05/01/2027	07/31/2015	A	15,055
100,000	Grand Rapids, MI Building Authority	5.000	10/01/2028	07/31/2015	A	100,369
250,000	MI Finance Authority (Crittendon Hospital Medical Center)[1]	5.000	06/01/2027	06/01/2022	A	265,998
500,000	MI Finance Authority (Detroit School District)	4.750	06/01/2016	06/01/2016		506,825
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000	07/01/2027	07/01/2024	A	1,117,450
250,000	MI Finance Authority (School District)	5.000	06/01/2020	06/01/2020		272,485
245,000	MI Finance Authority (Sparrow Health)[1]	5.000	11/15/2032	05/15/2025	A	267,427
15,000	MI Hsg. Devel. Authority (Charter Square)[1]	5.500	01/15/2021	07/30/2015	A	15,037
15,000	MI Municipal Bond Authority[1]	6.000	11/01/2020	07/31/2015	A	15,042
						4,337,321

Mississippi—0.9%
245,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.750	07/01/2031	07/31/2015	A	245,706
60,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.200	07/01/2018	07/31/2015	A	60,208
315,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875	04/01/2022	07/31/2015	A	316,824
145,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.875	04/01/2026	04/01/2021	A	160,921
						783,659

6  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Missouri—1.6%
$5,000	MO Environmental Improvement & Energy Resources Authority[1,2]	7.200%	07/01/2016	07/13/2015	A	$5,069
10,000	MO Environmental Improvement & Energy Resources Authority	5.900	01/01/2019	07/31/2015	A	10,048
40,000	MO Environmental Improvement & Energy Resources Authority	5.500	07/01/2019	07/31/2015	A	40,177
20,000	MO Environmental Improvement & Energy Resources Authority	5.000	01/01/2020	07/31/2015	A	20,080
65,000	MO Environmental Improvement & Energy Resources Authority	5.125	01/01/2020	07/31/2015	A	65,267
15,000	MO Monarch-Chesterfield Levee District	5.750	03/01/2019	07/31/2015	A	15,065
100,000	Springfield, MO Center City Devel. Corp. (Jordan Valley Park Exposition Center)	5.000	06/01/2027	07/31/2015	A	100,391
1,000,000	St. Louis, MO Municipal Finance Corp.[1]	5.000	07/15/2030	07/15/2024	A	1,126,120
						1,382,217

Nevada—0.9%
90,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2024	06/01/2024		96,688
200,000	North Las Vegas, NV GO1	5.000	05/01/2024	05/01/2016	A	201,808
500,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	10/01/2016	A	506,730
						805,226

New Jersey—4.4%
15,000	Burlington County, NJ Bridge Commission[1]	4.500	10/15/2022	07/31/2015	A	15,029
250,000	NJ EDA (Provident Group-Rowan Properties)[1]	5.000	01/01/2030	01/01/2025	A	268,405
1,000,000	NJ Educational Facilities Authority (Higher Education)[1]	5.000	06/15/2026	06/15/2024	A	1,054,900
50,000	NJ Educational Facilities Authority (Richard Stockton College)[1]	5.125	07/01/2028	07/01/2018	A	54,941
1,000,000	NJ Health Care Facilities Financing Authority (South Jersey Hospital)[1]	5.000	07/01/2020	07/01/2016	A	1,035,880
250,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp./St. Barnabas Medical Center Obligated Group)[1]	5.250	07/01/2026	07/01/2021	A	279,238
85,000	NJ Higher Education Assistance Authority[1,2]	5.000	12/01/2025	12/01/2019	A	89,759
250,000	NJ Transportation Trust Fund Authority[1]	5.250	06/15/2032	12/15/2024	A	263,520
250,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2027	06/15/2021	A	260,820
500,000	South Jersey, NJ Transportation Authority[1]	5.000	11/01/2028	11/01/2024	A	533,850
25,000	Trenton, NJ GO1	5.000	12/01/2023	12/01/2015	A	25,486
						3,881,828

7  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New Mexico—0.7%
$625,000	Farmington, NM Hospital (San Juan Regional Medical Center)[1]	5.000%		06/01/2023	07/31/2015	A	$626,744

New York—3.5%
500,000	Buffalo & Erie County, NY Industrial Land Devel. (CathHS/KMHosp/SOCHOB Obligated Group)[1]	5.250		07/01/2035	07/01/2025	A	550,025
100,000	L.I., NY Power Authority[1]	5.000		04/01/2023	04/01/2019	A	109,040
500,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.250	[3]	06/01/2026	12/15/2024	B	489,055
350,000	New Rochelle, NY Corp. Devel. (Iona College)[1]	5.000		07/01/2035	07/01/2025	A	378,920
150,000	NYC GO1	5.250		09/01/2022	09/01/2018	A	168,522
300,000	NYS DA (Orange Regional Medical Center)[1]	5.000		12/01/2024	12/01/2024		332,532
35,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000		11/01/2026	11/01/2016	A	35,733
500,000	Otsego County, NY Capital Resource Corp. (Hartwick College)[1]	5.000		10/01/2030	10/01/2025	A	538,630
200,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500		12/01/2028	12/01/2015	A	204,604
250,000	Western Nassau County, NY Water Authority[1]	5.000		04/01/2035	04/01/2025	A	280,308
							3,087,369

North Carolina—0.3%
250,000	NC Medical Care Commission (Novant Health/Forsyth Memorial Hospital/The Presbyterian Hospital Obligated Group)[1]	5.000		11/01/2034	11/01/2016	A	262,093

Ohio—2.4%
250,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125		06/01/2024	06/01/2024		205,885
1,000,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	5.000		11/15/2026	11/15/2020	A	1,068,580
200,000	Hamilton County, OH Sales Tax[1]	5.000		12/01/2020	12/01/2016	A	212,654
250,000	Ross County, OH Hospital (Adena Health System)[1]	5.750		12/01/2028	12/01/2018	A	279,777
350,000	Southeastern OH Port Authority Hospital Facility (Memorial Health System)[1]	5.500		12/01/2029	12/01/2024	A	375,228
							2,142,124

Oregon—1.0%
250,000	Forest Grove, OR Revenue (Pacific University)[1]	5.000		05/01/2036	05/01/2025	A	273,130
50,000	OR GO (Elderly & Disabled Hsg.)[1]	5.150		08/01/2030	08/01/2015	A	50,162
500,000	OR Health & Science University	5.000		07/01/2023	07/01/2022	A	585,810
							909,102

Pennsylvania—4.3%
50,000	Allegheny County, PA HEBA (Carlow University)[1]	4.500		11/01/2016	11/01/2016		51,003

8  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$500,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000%	07/01/2025	09/25/2022	B	$553,490
500,000	Luzerne County, PA GO1	5.000	11/15/2029	11/15/2025	A	547,435
1,000,000	PA HEFA (Temple University)[1]	5.000	04/01/2024	04/01/2016	A	1,034,340
250,000	PA Turnpike Commission[1]	5.250	12/01/2034	12/01/2025	A	281,400
700,000	Philadelphia, PA Authority for Industrial Devel. (Russell Byers Charter School)[1]	5.150	05/01/2027	05/01/2017	A	704,774
40,000	Philadelphia, PA Gas Works	5.000	09/01/2029	07/31/2015	A	40,136
40,000	Philadelphia, PA Hsg. Authority[1]	5.500	12/01/2019	07/31/2015	A	40,239
500,000	West Shore, PA Area Authority (ML / MFS / MLCSS / Mhome / CAHA Obligated Group)[1]	5.000	07/01/2030	07/01/2025	A	525,925
						3,778,742

Rhode Island—0.7%
500,000	Providence, RI Public Building Authority, Series A1	5.875	06/15/2026	06/15/2021	A	551,420
25,000	RI Clean Water Finance Agency[1]	5.000	10/01/2035	07/31/2015	A	25,023
35,000	RI Clean Water Protection Finance Agency	5.125	10/01/2019	07/31/2015	A	35,144
15,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)	5.500	05/15/2016	07/31/2015	A	15,065
						626,652

South Carolina—0.7%
500,000	Greenville, SC Hospital System	5.000	05/01/2024	05/01/2022	A	568,100
10,000	SC Hsg. Finance & Devel. Authority[1]	5.500	07/01/2032	01/01/2018	A	10,325
						578,425

South Dakota—0.7%
550,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	5.000	06/01/2026	06/01/2023	A	617,403

Tennessee—1.1%
500,000	Knox County, TN HE&HFB (Covenant Health)	5.000	01/01/2025	01/01/2023	A	572,335
300,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2020	09/01/2020		341,637
						913,972

Texas—5.3%
70,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital (GRMC)[1]	5.500	08/15/2036	08/15/2018	A	76,405
125,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2026	11/01/2020	A	141,974
125,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2025	11/01/2020	A	142,379
1,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)	7.000	08/15/2023	08/15/2017	A	1,110,460
30,000	Gonzales, TX Healthcare System	5.350	08/15/2015	07/31/2015	A	30,131

9  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$1,000,000	Harris County-Houston, TX Sports Authority[1]	5.000%	11/15/2030	11/15/2024	A	$1,118,970
250,000	Houston, TX Higher Education Finance Corp. (Kipp)[1]	5.000	08/15/2029	08/15/2025	A	285,395
20,000	Huntsville, TX GO COP	5.000	08/15/2023	07/31/2015	A	20,079
23,000	NE, TX Independent School District[1]	5.000	02/01/2021	08/01/2015	A	23,095
35,000	Newark, TX Cultural Education Facilities Finance Corp.[1,2]	7.250	08/15/2021	07/28/2016	C	38,370
55,000	Port Houston, TX Authority	5.000	10/01/2027	07/31/2015	A	55,217
100,000	St. George Place, TX Redevel. Authority	5.350	09/01/2018	07/31/2015	A	100,393
30,000	TX GO1	5.250	08/01/2035	08/01/2015	A	30,119
5,000	TX Lower Colorado River Authority	5.875	05/15/2016	07/31/2015	A	5,023
10,000	TX Lower Colorado River Authority[1]	5.000	05/15/2031	07/31/2015	A	10,033
500,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.000	12/15/2026	12/15/2022	A	559,995
125,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.625	12/15/2017	12/30/2016	B	133,392
500,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	08/04/2023	B	595,980
150,000	TX Public Finance Authority (Texas Southern University)[1]	5.500	05/01/2018	05/01/2018		161,609
						4,639,019

Vermont—2.5%
1,000,000	Burlington, VT Airport, Series A1	5.000	07/01/2030	07/01/2024	A	1,100,380
250,000	Burlington, VT GO	5.000	11/01/2027	11/01/2022	A	271,733
250,000	Burlington, VT GO	5.000	11/01/2021	11/01/2021		278,032
500,000	VT Educational & Health Buildings Financing Agency (Middlebury College)	5.000	11/01/2028	11/01/2022	A	575,690
						2,225,835

Washington—0.6%
25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600	03/01/2028	07/31/2015	A	25,001
500,000	WA Health Care Facilities Authority (Central Washington Health Services Association)[1]	5.000	07/01/2030	07/01/2025	A	535,140
						560,141

West Virginia—0.0%
20,000	Randolph County, WV County Commission Health System (Davis Health System)[1]	5.200	11/01/2021	07/31/2015	A	20,060

Wisconsin—1.3%
500,000	WI H&EFA (Marshfield Clinic)	5.000	02/15/2028	02/15/2022	A	545,335

10  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Wisconsin (Continued)
$605,000	WI H&EFA (Wheaton Franciscan Services)[1]	5.125	08/15/2030	08/15/2016	A	$620,046

						1,165,381

Total Investments, at Value (Cost $69,679,689)—80.5%						70,752,231
Net Other Assets (Liabilities)—19.5						17,185,996

Net Assets—100.0%						$87,938,227

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Option call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after June 30, 2015. See Note 4 of the accompanying Notes.

3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

To simplify the listings of securities, abbreviations are used per the table below:

ABHS	Alexian Brothers Health System
ABMC	Alexian Brothers Medical Center
ABSJ	Alexian Brothers of San Jose
AMCtr	Aroostook Medical Center
AVM	Alexian Village of Milwaukee
AVT	Alexian Village of Tennessee
BH	Bridhton Hospital
CAHA	Capital Area Health Associates
CathHS	Catholic Health System
CHCW	Catholic Healthcare West
COP	Certificates of Participation
DA	Dormitory Authority
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
FMemH	Franklin Memorial Hospital
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
GRMC	Guadalupe Regional Medical Center
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HFB	Higher Educational and Housing Facility Board
HEBA	Higher Education Building Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
IDA	Industrial Devel. Agency
JFK	John Fitzgerald Kennedy
KMHosp	Kenmore Mercy Hospital
L.I.	Long Island

11  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations (Continued)

MDIH	Mount Desert Island Hospital
MFS	Messiah Family Services
Mhome	Messiah Home
MHosp	Mercy Hospital
ML	Messiah Lifeways
MLCSS	Messiah Lifeways Community Support Services
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
RCHC	Rumford Community Home Corporation
RCMC	Rush-Copley Medical Center
RIH	Rhode Island Hospital
RNSMC	Rush North Shore Medical Center
RUMC	Rush University Medical Center
SJH	St. Joseph Hospital
SMRMC	St. Mary’s Regional Medical Center
SOCHOB	Sisters of Charity Hospital of Buffalo
TASC	Tobacco Settlement Asset-Backed Bonds
TMH	The Miriam Hospital
UMass	University of Massachusetts
UNE	University of New England

12  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2015 Unaudited

1. Organization

Oppenheimer Rochester Intermediate Term Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when

13  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar

14  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of June 30, 2015 based on valuation input level:

15  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$849,328	$—	$849,328
Arizona	—	3,283,273	—	3,283,273
Arkansas	—	255,585	—	255,585
California	—	14,405,478	—	14,405,478
Colorado	—	778,692	—	778,692
District of Columbia	—	410,149	—	410,149
Florida	—	3,771,325	—	3,771,325
Georgia	—	1,841,107	—	1,841,107
Illinois	—	7,349,145	—	7,349,145
Indiana	—	499,990	—	499,990
Kentucky	—	341,933	—	341,933
Louisiana	—	1,122,890	—	1,122,890
Maine	—	10,041	—	10,041
Maryland	—	878,867	—	878,867
Massachusetts	—	1,611,115	—	1,611,115
Michigan	—	4,337,321	—	4,337,321
Mississippi	—	783,659	—	783,659
Missouri	—	1,382,217	—	1,382,217
Nevada	—	805,226	—	805,226
New Jersey	—	3,881,828	—	3,881,828
New Mexico	—	626,744	—	626,744
New York	—	3,087,369	—	3,087,369
North Carolina	—	262,093	—	262,093
Ohio	—	2,142,124	—	2,142,124
Oregon	—	909,102	—	909,102
Pennsylvania	—	3,778,742	—	3,778,742
Rhode Island	—	626,652	—	626,652
South Carolina	—	578,425	—	578,425
South Dakota	—	617,403	—	617,403
Tennessee	—	913,972	—	913,972
Texas	—	4,639,019	—	4,639,019
Vermont	—	2,225,835	—	2,225,835
Washington	—	560,141	—	560,141
West Virginia	—	20,060	—	20,060
Wisconsin	—	1,165,381	—	1,165,381

Total Assets	$—	$70,752,231	$—	$70,752,231

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

16  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2015, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$410,149

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2015 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$69,679,689

Gross unrealized appreciation	$1,539,537
Gross unrealized depreciation	(466,995)

Net unrealized appreciation	$1,072,542

17  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Intermediate Term Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/10/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/10/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	8/10/2015